Variable Interest Entities, Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit		$ 0	$ 143	$ 0
Capital contributions, loans or advances		821	98	281
Investments in unconsolidated entities		415	413
Noncontrolling interests with redemption features		$ 1	1
King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment description		During 2015, U.S. Cellular recorded out-of-period adjustments attributable to the third quarter of 2013 through the second quarter of 2015 related to an agreement with King Street Wireless. U.S. Cellular determined that these adjustments were not material to the quarterly periods or the annual results for 2015. These out-of-period adjustments had the impact of reducing Net income by $3 million and Net income attributable to U.S. Cellular shareholders by $4 million in 2015.
Net income | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment				(3)
Net income attributable to U.S. Cellular shareholders | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment				$ (4)
USCC EIP LLC
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances		$ 790
Unconsolidated Variable Interest Entities
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities		$ 4	$ 6
King Street Wireless L.P.
Variable Interest Entities, Other Disclosures
Cash distributions paid	$ 60
King Street Wireless, L.P. distribution paid to U.S. Cellular	54
King Street Wireless, L.P. distribution paid to King Street Wireless, Inc.	$ 6
Advantage Spectrum L.P.
Variable Interest Entities, Other Disclosures
Licenses won	124
Total winning bid	$ 338
Designated entity auction discount	25.00%
Other auction charges	$ 2